Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On February 24, 2026, the Company was acquired by a wholly owned indirect subsidiary of Sompo, a leading global provider of commercial and consumer property and casualty (re)insurance. As a result of the Merger, 100% of the Company’s Ordinary Shares are indirectly owned by Sompo. Following the Effective Time, the Company’s Ordinary Shares were delisted from The New York Stock Exchange and deregistered under the Securities Exchange Act of 1934, as amended. For more information regarding the Merger, refer to Note 1 in these consolidated financial statements, “History, Organization and Business Combination.”
Upon the completion of the Merger, the Company incurred and paid advisory fees of $34.6 million related to the transaction.
On March 4, 2026, the Company’s Board of Directors declared a dividend of $300.0 million on the Company’s Ordinary Shares, payable as soon as reasonably practicable thereafter.
On March 4, 2026, the Company’s Board of Directors declared dividends of $11.0 million on the Company’s Preference Shares, as follows:

	Dividend	Payable on:	Record Date:
5.625% Preference Shares (AHL PRD)	$0.3516	April 1, 2026	March 15, 2026
5.625% Preference Shares, represented by depositary shares (AHL PRE)(1)	$351.56	April 1, 2026	March 15, 2026
7.000% Preference Shares, represented by depositary shares (AHL PRF) (2)	$437.50	April 1, 2026	March 15, 2026
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(1)    The 5.625% Preference Shares are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.3516 per depositary share.
(2)    The 7.000% Preference Shares are represented by depositary shares, each representing a 1/1000th interest in a share of the 7.000% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.4375 per depositary share.